Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 9,100,000
Operating loss carry forward expiration date	Dec. 31, 2032